INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Cost	$ 253,321	$ 271,816
Accumulated amortization	198,613	193,735
Net book value	54,708	78,081
Estimated annual amortization expense
2021	13,281
2022	11,784
2023	10,418
2024	6,458
2025	5,311
Patents and trademarks
INTANGIBLE ASSETS
Cost	15,576	16,300
Accumulated amortization	14,226	14,649
Net book value	1,350	1,651
Licenses
INTANGIBLE ASSETS
Cost	57,382	57,480
Accumulated amortization	51,251	53,153
Net book value	6,131	4,327
Intellectual property
INTANGIBLE ASSETS
Cost	30,125	28,916
Accumulated amortization	27,466	26,095
Net book value	2,659	2,821
Customer relationships
INTANGIBLE ASSETS
Cost	125,187	140,892
Accumulated amortization	88,659	83,858
Net book value	36,528	57,034
Brand
INTANGIBLE ASSETS
Cost	15,069	17,070
Accumulated amortization	7,065	5,631
Net book value	8,004	11,439
Research and development
INTANGIBLE ASSETS
Cost	9,982	11,158
Accumulated amortization	9,946	10,349
Net book value	$ 36	$ 809